Fair Value Measurements - Schedule of Assets and Liabilities at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
RFI Shares [Member]
Financial Assets
Assets, Fair Value Disclosure	$ 3,016	$ 3,144
RFI Shares [Member] | Fair Value, Recurring [Member] | Level 1 [Member]
Financial Assets
Assets, Fair Value Disclosure	3,016	3,144
Warrants and phantom warrants [Member]
Financial Assets
Assets, Fair Value Disclosure	276	206
Warrants and phantom warrants [Member] | Fair Value, Recurring [Member] | Level 3 [Member]
Financial Assets
Assets, Fair Value Disclosure	276	206
NPAs [Member]
Financial Assets
Assets, Fair Value Disclosure	27,357	17,777
NPAs [Member] | Fair Value, Recurring [Member] | Level 3 [Member]
Financial Assets
Assets, Fair Value Disclosure	$ 27,357	$ 17,777